Leases - Maturity of operating lease liabilities (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Maturity of operating lease liabilities
2022	¥ 8,139
2023	1,112
2024	270
Total	9,521
Less: interest	291
Present value of operating lease liabilities	¥ 9,230